Condensed Statements Of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Condensed Statements Of Operations [Abstract]
Revenue	$ 554,155	$ 637,061	$ 2,211,091	$ 2,819,243
Cost of goods sold	513,712	442,444	1,685,682	1,974,043
Gross profit	40,443	194,617	525,409	845,200
Costs and expenses:
Research and development	87,361	119,056	462,402	575,960
Selling, general and administrative	1,620,172	1,405,868	5,391,201	5,432,703
Total operating expenses	1,707,533	1,524,924	5,853,603	6,008,663
Loss from operations	(1,667,090)	(1,330,307)	(5,328,194)	(5,163,463)
Interest income	9	58	513	6,070
Interest expense	(736,793)	(2,608)	(70,342)	(10,616)
Change in valuation of warrant	494,546
Change in valuation of embedded derivative	59,980
Net loss	$ (1,849,348)	$ (1,332,857)	$ (5,398,023)	$ (5,168,009)
Net loss per common share-basic and diluted	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.07)
Weighted average common shares outstanding-basic and diluted	100,112,960	97,444,318	98,539,617	72,457,014